LOANS (excluding covered loans) - Changes in Other Real Estate Owned (Detail) (Non Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 11,317	$ 17,907	$ 4,145
Additions	9,281	4,232	18,650
Disposals	5,493	6,452	3,989
Write-downs	2,579	4,370	899
Balance at end of period	12,526	11,317	17,907
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	6,741	1,328	17,520
Disposals	3,572	3,916	2,315
Write-downs	2,290	4,042	727
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	2,540	2,904	1,130
Disposals	1,921	2,536	1,674
Write-downs	$ 289	$ 328	$ 172